OTHER LONG TERM ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long Term Assets

(in thousands of $)	Capitalized project costs	Prepaid charter hire expenses (straight-lining of lease expense)	Deferred tax asset	Investments in equity securities	Total
Balance at December 31, 2018	4,932	12,588	119	—	17,639
Reclassification to right-of-use assets	—	(12,588)	—	—	(12,588)
Additions	4,753	—	—	10,000	14,753
Deductions	(1,634)	—	(73)	—	(1,707)
Balance at June 30, 2019	8,051	—	46	10,000	18,097